Acquisitions / Business Combinations (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash	$ 4,144,000	$ 4,320,000	$ 3,642,000	$ 3,025,000	$ 1,390,000
Inventory	8,895,000	6,309,000		5,041,000
GoFoods [Member]
Cash		75
Inventory		143
Trademarks and trade name		350
Customer-related intangible		91
Distributor organization		300
Accounts payable		(258)
Accrued expenses		(51)
Total purchase price		$ 650